CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash Flows From Operating Activities:
Net income (loss)	$ (1,193,106)	$ 1,991,101
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Depreciation	1,880	(0)
Amortization of intangible assets	108,333
Change in the fair value of derivatives		(2,344,233)
Beneficial conversion feature of Preferred B stock	300,000
Shares issued for financing costs	42,000
Shares issued for services	56,800
Amortization of debt discount		111,765
Changes in operating assets and liabilities
Prepaid expenses	364,336
Accounts payable and accrued interest	67,817	60,348
Deferred revenue	5,198
Accrued payroll officers	(2,000)	7,000
Net cash used in operating activities	(248,739)	(174,019)
Cash Flows From Investing Activities:
Acquisition of a business net of cash received	(977,761)
Net cash used in investing activities	(977,761)
Cash Flows From Financing Activities:
Payments on promissory note	(253,000)
Proceeds from the of Series B Preferred Stck	1,500,000
Proceeds from the issuance of convertible notes	3,000	227,000
Net cash provided by investing activities	1,250,000	227,000
Net Decrease In Cash	23,500	52,981
Cash At The Beginning Of The Period	36,958	4,458
Cash At The End Of The Period	60,458	57,439
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of non-cash information:
Common shares issued upon conversion of notes payable and accrued interest